SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Accounting Policies [Line Items]
Trust liabilities		$ 4,448
Shipping expenses	4,047	3,808	2,065
Advertising expenses	412	479	678
Restricted cash held by trustees	3,221	1,664
Convertible debt fair value			$ 13,937
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	6,832,576	6,833,367	5,750,076
Short-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.24%	2.19%
Long-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.50%	6.23%